UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 54,629	$ 51,259
Accounts receivable, net of allowance for credit losses of $228 and $172 as of June 30, 2026, and December 31, 2025, respectively	38,813	33,420
Inventory	85,189	75,549
Prepaid expenses and other current assets	7,041	6,071
Total current assets	185,672	166,299
NON-CURRENT ASSETS:
Property, plant and equipment, net	47,001	46,922
Operating lease right of use assets	5,285	5,807
Intangible assets, net	1,884	1,452
Investment in affiliates	5,726	4,905
Funds in respect of employee rights upon retirement	446	398
Deferred tax assets	573	639
Restricted deposit	0	307
Total non-current assets	60,915	60,430
Total assets	246,587	226,729
CURRENT LIABILITIES:
Current maturities of long-term debts	164	2,227
Accounts payable	18,531	12,986
Accrued expenses and other current liabilities	18,309	17,296
Current maturities of operating lease liabilities	1,459	1,474
Total current liabilities	38,463	33,983
NON-CURRENT LIABILITIES:
Long-term debts, net	11,018	9,485
Operating lease liabilities	4,032	4,448
Liability in respect of employee rights upon retirement	853	770
Deferred tax liabilities	3,286	1,652
Total non-current liabilities	19,189	16,355
COMMITMENTS AND CONTINGENCIES	0	0
Total liabilities	57,652	50,338
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0 par value Authorized: 19,000,000 shares at June 30, 2026, and at December 31, 2025 Issued:13,272,610 shares at June 30, 2026, and 13,257,610 shares at December 31, 2025 Outstanding: 12,998,137 shares at June 30, 2026, and 12,983,137 shares at December 31, 2025	0	0
Additional paid-in capital	137,567	136,578
Treasury stock at cost	(2,088)	(2,088)
Accumulated other comprehensive income	727	643
Retained earnings	52,729	41,258
Total shareholders' equity	188,935	176,391
Total liabilities and shareholders' equity	$ 246,587	$ 226,729